Off - Balance Sheet Exposures (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Mar. 31, 2022
Off - Balance Sheet Exposures [Abstract]
Credit facility amount	$ 1,000	$ 1,000
Percentage of the common stock of the customer			10.00%
Credit facility and the amount was reflected in accounts receivable			$ 699
Off-balance sheet exposure of credit facility			301
Utilized credit facility amount			18
Unutilized credit facility amount			$ 8